Advance to Suppliers, Net	12 Months Ended
Jun. 30, 2024
Advance to Suppliers, Net [Abstract]
Advance to suppliers, net
4.	Advance to suppliers, net

The balance of advance to suppliers, net consisted of the following:

	As of June 30,
	2023	2024
	RMB	RMB
2024 Harbin Longevity Forest Marathon	-	4,230,000
2023 Online promotion	20,857,233	-
2021 Baoding Marathon	3,870,439	3,870,439
2024 Golden Show Half Marathon	-	2,676,000
2022 Kunming Plateau half horse	560,506	560,506
2023 Wanfenglin Half Marathon	-	532,011
2022 Guizhou Ring Leigong Mountain Marathon	785,100	440,770
2023 Pony fun exercise class	2,000,000	128,277
2023 Beautiful Creation Camp	1,179,245	42,242
2022 Pony Fun Sports class Season 2	117,736	-
2022 SCO Kunming Marathon	38,575	-
Others	45,614	478,101
Total	29,454,448	12,958,346
Less: allowance of credit losses	(5,216,045)	(4,871,715)
Total advance to suppliers, net	24,238,403	8,086,631

(1)	For the year ended June 30, 2022, the Group wrote off advance to suppliers of RMB2,848,086 for one event as a result of the cancellation of such event and relevant prepayments was determined to be not collectable. For the year ended June 30, 2023, the Group made allowance of advance to suppliers of RMB5,216,045 for three events as a result of the cancellation of such events and un-collectability of the prepayments that had been consumed. For the year ended June 30, 2024, there was RMB344,330 reversal for the prior period impairment made due to the collection of such prepayment from suppliers.

The movements in the allowance of doubtful accounts were as follows:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Beginning balance	-	-	5,216,045
Additions	-	5,216,045	-
Reversal	-	-	(344,330)
Ending balance	-	5,216,045	4,871,715